Guarantor And Non-Guarantor Financial Information (Condensed Supplemental Consolidated Statements Of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Condensed Supplemental Consolidated Statement of Cash Flows [Line Items]
Cash Flow from Operating Activities	$ 637	$ 530	$ 464
Additions to property, plant and equipment	(180)	(215)	(239)
Proceeds from sale of assets	18	19	18
Acquisition of business net of cash acquired	(3)	(226)	(24)
Net cash from investing activities	(165)	(422)	(245)
Proceeds from long-term borrowings	693	1,627	1,391
Payment of tax receivable agreement	(39)	(32)	(5)
Proceeds from issuance of common stock	18	17	27
Repayment of notes receivable			2
Repayments on long-term borrowings	(951)	(1,687)	(1,978)
IPO proceeds			438
Debt financing costs	(86)	(44)	(39)
Net cash from financing activities	(365)	(119)	$ (164)
Effect of currency translation on cash	(8)	(2)
Net change in cash and cash equivalents	99	(13)	$ 55
Cash and cash equivalents at beginning of period	129	142	87
Cash and cash equivalents at end of period	228	129	142
Parent Company
Condensed Supplemental Consolidated Statement of Cash Flows [Line Items]
(Contributions) distributions to/from subsidiaries	(18)	723	(462)
Net cash from investing activities	(18)	723	(462)
Payment of tax receivable agreement	(39)	(32)	(5)
Proceeds from issuance of common stock	18	17	27
Repayment of notes receivable			2
Repayments on long-term borrowings		(740)
IPO proceeds			438
Changes in intercompany balances	39	32
Net cash from financing activities	18	(723)	462
Issuer
Condensed Supplemental Consolidated Statement of Cash Flows [Line Items]
Cash Flow from Operating Activities	60	27	11
Additions to property, plant and equipment	(13)	(6)	(7)
Proceeds from sale of assets			1
(Contributions) distributions to/from subsidiaries	18	(2)	441
Intercompany advances (repayments)	368	20	210
Net cash from investing activities	373	12	645
Proceeds from long-term borrowings	693	1,627	1,391
Payment of tax receivable agreement			(5)
Repayment of notes receivable			2
Repayments on long-term borrowings	(947)	(1,668)	(1,955)
Debt financing costs	(86)	(44)	(39)
Net cash from financing activities	(340)	(85)	(606)
Net change in cash and cash equivalents	93	(46)	50
Cash and cash equivalents at beginning of period	70	116	66
Cash and cash equivalents at end of period	163	70	116
Guarantor Subsidiaries
Condensed Supplemental Consolidated Statement of Cash Flows [Line Items]
Cash Flow from Operating Activities	542	473	417
Additions to property, plant and equipment	(164)	(200)	(218)
Proceeds from sale of assets	18	19	17
Acquisition of business net of cash acquired	(3)	(136)	(24)
Net cash from investing activities	(149)	(317)	(225)
Changes in intercompany balances	(408)	(141)	(192)
Net cash from financing activities	(408)	(141)	(192)
Net change in cash and cash equivalents	(15)	15
Cash and cash equivalents at beginning of period	15
Cash and cash equivalents at end of period		15
Non-Guarantor Subsidiaries
Condensed Supplemental Consolidated Statement of Cash Flows [Line Items]
Cash Flow from Operating Activities	34	30	36
Additions to property, plant and equipment	(3)	(9)	(14)
Investment in Parent			(21)
(Contributions) distributions to/from subsidiaries		721
Acquisition of business net of cash acquired		(90)
Net cash from investing activities	(3)	622	(35)
Repayments on long-term borrowings	(4)		(2)
Changes in intercompany balances	2	89	(15)
Contribution from Parent		(721)	21
Net cash from financing activities	(2)	(632)	4
Effect of currency translation on cash	(8)	(2)
Net change in cash and cash equivalents	21	18	5
Cash and cash equivalents at beginning of period	44	26	21
Cash and cash equivalents at end of period	65	44	26
Eliminations
Condensed Supplemental Consolidated Statement of Cash Flows [Line Items]
Cash Flow from Operating Activities	1
Investment in Parent			21
(Contributions) distributions to/from subsidiaries		(1,442)	21
Intercompany advances (repayments)	(368)	(20)	(210)
Net cash from investing activities	(368)	(1,462)	(168)
Payment of tax receivable agreement			5
Repayment of notes receivable			(2)
Repayments on long-term borrowings		721	(21)
Changes in intercompany balances	367	20	207
Contribution from Parent		721	(21)
Net cash from financing activities	$ 367	$ 1,462	$ 168